1933 Act File No. 333-212418
1940 Act File No. 811-23167

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 10, 2019

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 22	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 24	[X]

OSI ETF TRUST
(Exact name of Registrant as Specified in Charter)

60 State Street
Suite 700
Boston, MA 02109
(Address of Principal Executive Office) (Zip Code)

Name and Address of Agent for Service:	With a Copy to:
Connor O’Brien	Michael Mabry, Esq.
60 State Street	Stradley Ronon Stevens & Young, LLP
Suite 700	2005 Market Street, Suite 2600
Boston, MA 02109	Philadelphia, PA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on June 9, 2019 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on [date] pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment relates to only the O’Shares U.S. Large Cap Quality Value ETF, O’Shares U.S. Small Cap Quality Value ETF, O’Shares U.S. Large Cap Quality Dividend Growers ETF, O’Shares U.S. Small Cap Quality Dividend Growers ETF, O’Shares U.S. 500 Large Cap Equal Weight ETF and O’Shares U.S. 100 Mega Cap Equal Weight ETF.  No other information relating to any other series of the Registrant is amended or superseded hereby.

Explanatory Note

This Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 (the “Securities Act”) for the sole purpose of delaying until June 9, 2019 the effectiveness of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement (“PEA 14”) relating to the O’Shares U.S. Large Cap Quality Value ETF, O’Shares U.S. Small Cap Quality Value ETF, O’Shares U.S. Large Cap Quality Dividend Growers ETF, O’Shares U.S. Small Cap Quality Dividend Growers ETF, O’Shares U.S. 500 Large Cap Equal Weight ETF and O’Shares U.S. 100 Mega Cap Equal Weight ETF series of the Registrant. PEA 14 was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(2) of the Securities Act on October 3, 2018 (Accession Number 0001680359-18-000440), to be effective on December 17, 2018.

Accordingly, the prospectus and SAI contained in PEA 14 related to the above-referenced series of the Registrant and the Part C included in Post-Effective Amendment No. 15 to the Registrant’s Registration Statement filed on October 29, 2018 (Accession No. 0001144204-18-055900) are incorporated herein by reference in their entirety. As indicated on the cover page to this filing, the Amendment is intended to become effective on June 9, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and State of Massachusetts, on the 10th day of May, 2019.

OSI ETF Trust

/s/ Kevin Beadles
Kevin Beadles, President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Kevin Beadles
Kevin Beadles	President and Secretary	May 10, 2019

/s/ Connor O’Brien
Connor O’Brien	Trustee	May 10, 2019

/s/ Richard M. Goldman*
Richard M. Goldman	Trustee	May 10, 2019

/s/ Charles A. Baker*
Charles A. Baker	Trustee	May 10, 2019

/s/ Jeffrey D. Haroldson*
Jeffrey D. Haroldson	Trustee	May 10, 2019

/s/ Joshua G. Hunter
Joshua G. Hunter	Treasurer	May 10, 2019

*By:	/s/ Kevin Beadles
Kevin Beadles
Attorney-in-Fact

(Pursuant to Power of Attorney, previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement and incorporated herein by reference)